CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net (loss) income	$ (5,107,051)	$ 2,729,602
Adjustments to reconcile net income to net cash provided by operating activities:
Accrued dividend on marketable securities held in Trust Account	(1,603)	(198,419)
Change in fair value of warrant liability	4,058,500	53,450
Sponsor capital contribution for non-redemption agreements	274,973	934,906
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	(1,592,531)	1,571,909
Administrative support fee - related party	180,000	231,500
Due to related party	34,357	(8,317)
Prepaid expenses	(131,004)	227,594
Net cash (used in) provided by operating activities	(2,284,359)	5,542,225
Cash Flows from Investing Activities:
Purchases of marketable securities held in Trust Account	(964,570)	(6,509,259)
Proceeds from marketable securities held in Trust Account	45,246,828	199,982,386
Net cash provided by investing activities	44,282,258	193,473,127
Cash Flows from Financing Activities:
Payment to Class A common stockholders for redemptions	(44,757,709)	(197,694,657)
Cash capital contribution from Sponsor	644,227	800,000
Payments made by Sponsor under promissory note - related party, net	439,004
Net cash used in financing activities	(43,674,478)	(196,894,657)
Net Change in Cash	(1,676,579)	2,120,695
Cash - Beginning	2,171,553	50,858
Cash - Ending	494,974	2,171,553
Supplemental disclosure of non-cash financing activities:
Remeasurement of Class A common stock subject to possible redemption	966,174	6,707,678
Excess fair value of Class B common stock transferred by Sponsor	274,973	934,906
Excise tax liability	447,576	1,976,947
Supplemental Cash Flow Information:
Cash paid for taxes	2,201,810
Trust Account withdrawal for tax payments	$ (489,119)	$ (2,287,729)